SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—98.6%

Arizona—2.0%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Refunding, Revenue Bonds,
Series A,
0.340%, due 02/01/48[1]	100,000	100,000
Salt River Project Agricultural Improvement & Power District, Arizona Electric System, Refunding, Revenue Bonds
5.000%, due 01/01/30	2,225,000	2,560,640
Series A,
5.000%, due 01/01/23	2,000,000	2,052,895
Series A,
5.000%, due 01/01/45	2,000,000	2,363,435
		7,076,970
California—5.8%
California Statewide Communities Development Authority, Rady Children's Hospital Obligated Group, Refunding, Revenue Bonds,
Series A,
0.370%, due 08/15/47[1]	200,000	200,000
California Statewide Communities Development Authority, Rady Children's Hospital Obligated Group, Revenue Bonds,
Series B,
0.350%, due 08/15/47[1]	3,235,000	3,235,000
City of Los Angeles, Department of Airports, Refunding, Revenue Bonds,
Series A,
5.000%, due 05/15/40	2,005,000	2,313,426
Golden State Tobacco Securitization Corp., Enhanced Asset-Backed, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/32[2]	2,200,000	2,402,841
Series A,
5.000%, due 06/01/33[2]	1,200,000	1,310,640
Golden State Tobacco Securitization Corp., Enhanced Asset-Backed, Revenue Bonds,
Series A,
5.000%, due 06/01/29[2]	1,400,000	1,454,017
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
5.000%, due 10/01/46	1,245,000	1,479,618
State of California, GO Bonds
5.000%, due 03/01/35	1,725,000	2,035,132
5.000%, due 12/01/43	5,000,000	5,885,141
		20,315,815
Colorado—0.0%†
City & County of Denver, Refunding, COP,
Series A1,
0.350%, due 12/01/29[1]	100,000	100,000

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Connecticut—1.2%
State of Connecticut, GO Bonds,
Series D,
5.000%, due 08/15/26	1,165,000	1,301,475
State of Connecticut, Refunding, GO Bonds,
Series B,
5.000%, due 05/15/26	2,700,000	3,000,379
		4,301,854
Florida—9.5%
Central Florida Expressway Authority, Refunding, Revenue Bonds
5.000%, due 07/01/28	5,720,000	6,661,349
5.000%, due 07/01/30	2,035,000	2,449,550
Miami-Dade County Transit System, Revenue Bonds,
Series A,
5.000%, due 07/01/43	2,000,000	2,346,887
Miami-Dade County, Subordinate Special Obligation, Refunding, Revenue Bonds
5.000%, due 10/01/35	4,530,000	5,051,668
School Board of Miami-Dade County, Refunding, COP,
Series B,
5.000%, due 05/01/26	1,900,000	2,056,093
School District of Broward County, COP,
Series A,
5.000%, due 07/01/31	4,595,000	5,492,623
School District of Broward County, Refunding, COP,
Series A,
5.000%, due 07/01/28	2,250,000	2,505,177
Series B,
5.000%, due 07/01/30	2,000,000	2,172,489
St. Lucie County School Board, Refunding, Revenue Bonds, AGM
5.000%, due 10/01/26	2,500,000	2,752,156
State of Florida, Board of Education Public Education Capital Outlay, Refunding, GO Bonds,
Series A,
5.000%, due 06/01/28	1,560,000	1,820,834
		33,308,826
Georgia—0.9%
Catoosa County School District, GO Bonds
5.000%, due 08/01/26	2,645,000	2,968,719

Illinois—5.1%
Illinois State Toll Highway Authority, Refunding, Revenue Bonds
5.000%, due 01/01/29	2,240,000	2,615,072
Series A,
5.000%, due 01/01/30	2,805,000	3,267,906

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Illinois—(concluded)
Series A,
5.000%, due 12/01/32	2,175,000	2,376,643
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/46	1,000,000	1,156,598
Metropolitan Water Reclamation District of Greater Chicago, Refunding, GO Bonds,
Series C,
5.000%, due 12/01/26	1,300,000	1,459,317
State of Illinois, GO Bonds,
Series A,
5.000%, due 03/01/31	2,870,000	3,263,895
State of Illinois, Refunding, GO Bonds,
Series C,
4.000%, due 03/01/31	3,500,000	3,711,135
		17,850,566
Kansas—0.7%
Wyandotte County-Kansas City Unified Government Utility System Revenue, BRD Public Utilities, Refunding, Revenue Bonds,
Series A,
5.000%, due 09/01/27[2]	2,400,000	2,437,118

Kentucky—0.3%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds,
Series B-RE,
0.350%, due 10/01/39[1]	995,000	995,000

Maryland — 4.6%
County of Anne Arundel MD, Consolidated Water and Sewer, GO Bonds
5.000%, due 10/01/38	1,470,000	1,734,655
County of Baltimore MD, Consolidated Public Improvement, GO Bonds
5.000%, due 03/01/30	5,240,000	6,304,404
County of Prince George's MD, Consolidated Public Improvement, GO Bonds,
Series A,
5.000%, due 07/15/27	5,000,000	5,746,412
State of Maryland, GO Bonds,
Series A,
5.000%, due 08/01/30	2,000,000	2,377,062
		16,162,533
Massachusetts — 6.3%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds
5.000%, due 07/01/45	2,005,000	2,342,606

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Massachusetts—(concluded)
Commonwealth of Massachusetts, GO Bonds,
Series A,
5.000%, due 01/01/40	2,700,000	3,050,091
Commonwealth of Massachusetts, Refunding, GO Bonds,
Series A,
5.000%, due 07/01/30	2,260,000	2,516,324
Series C,
5.500%, due 12/01/22	2,070,000	2,127,189
Series E,
5.000%, due 11/01/27	4,505,000	5,199,305
Massachusetts Bay Transportation Authority Sales Tax Revenue, BANS Subordinate Sustainability, Revenue Bonds
4.000%, due 05/01/25	1,875,000	1,987,390
Massachusetts School Building Authority, Revenue Bonds,
Series A,
5.000%, due 08/15/26[2]	2,455,000	2,490,353
Massachusetts Water Resources Authority, Revenue Bonds,
Series B,
5.000%, due 08/01/44	2,000,000	2,352,456
		22,065,714
Michigan—0.5%
Michigan Finance Authority, Hospital Trinity Health Credit Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/25	1,615,000	1,777,198

Mississippi—0.0%†
Mississippi Development Bank, Jackson County Industrial Water System, Revenue Bonds
0.370%, due 12/01/39[1]	100,000	100,000

Missouri—0.4%
Health and Educational Facilities Authority of the State of Missouri, Revenue Bonds,
Series B-2,
0.370%, due 10/01/35[1]	1,240,000	1,240,000

Nevada—1.8%
Las Vegas Valley Water District, Refunding, GO Bonds,
Series D,
5.000%, due 06/01/27	5,670,000	6,461,999

New Jersey—8.1%
New Jersey Transportation Trust Fund Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/15/30	2,000,000	2,285,048

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

New Jersey—(concluded)
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series BB,
5.000%, due 06/15/33	2,450,000	2,818,285
New Jersey Turnpike Authority, Refunding, Revenue Bonds,
Series G,
5.000%, due 01/01/35	2,095,000	2,373,544
New Jersey Turnpike Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	3,716,297
State of New Jersey, COVID-19 GO Emergency Bonds, GO Bonds,
Series A,
5.000%, due 06/01/28	6,500,000	7,397,417
Series A,
5.000%, due 06/01/29	8,655,000	9,962,851
		28,553,442
New York—21.1%
City of New York, GO Bonds,
Series A,
5.000%, due 08/01/43	2,400,000	2,729,753
Series B-1,
5.000%, due 10/01/36	1,950,000	2,250,389
Series D,
5.000%, due 12/01/40	3,000,000	3,398,902
Subseries D-4,
0.360%, due 08/01/40[1]	800,000	800,000
Subseries F-1,
5.000%, due 04/01/40	1,940,000	2,174,285
City of Rochester NY, GO Notes,
Series II,
2.000%, due 08/03/22	3,570,000	3,581,321
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Series A-1,
0.360%, due 11/01/31[1]	1,385,000	1,385,000
Subseries 2012G-1,
0.430%, due 11/01/32[1]	2,000,000	2,000,000
Metropolitan Transportation Authority, Revenue Bonds,
Series F,
5.000%, due 11/15/22	4,610,000	4,700,628
New York City Municipal Water Finance Authority, Refunding, Revenue Bonds,
Series BB-1,
5.000%, due 06/15/44	5,300,000	6,181,697
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds
5.000%, due 06/15/36	2,760,000	2,932,329

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

New York—(concluded)
Series EE,
5.000%, due 06/15/40	3,000,000	3,404,510
Series FF,
5.000%, due 06/15/39	2,195,000	2,485,866
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds,
Series A-1,
5.000%, due 11/01/25	4,000,000	4,397,732
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series 21-A,
5.000%, due 11/01/22	1,295,000	1,322,958
Series A-2,
5.000%, due 08/01/38	3,000,000	3,352,725
Series A-2,
5.000%, due 08/01/39	1,445,000	1,612,612
Series A-3,
0.380%, due 08/01/43[1]	1,500,000	1,500,000
Subseries C-2,
5.000%, due 05/01/35	3,260,000	3,709,893
New York State Dormitory Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/40	2,500,000	2,816,560
Series A,
5.000%, due 03/15/44	6,000,000	6,941,172
New York State Dormitory Authority, Revenue Bonds,
Series A,
5.000%, due 03/15/43	3,500,000	3,932,638
New York State Thruway Authority, Revenue Bonds,
Series N-1,
5.000%, due 01/01/39	1,000,000	1,131,645
New York State Urban Development Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/41	3,420,000	3,928,500
Triborough Bridge & Tunnel Authority, Refunding, Revenue Bonds,
Series 2005B-4C,
0.380%, due 01/01/31[1]	1,400,000	1,400,000
		74,071,115
North Carolina—0.5%
North Carolina Medical Care Commission, Duke University Health System, Revenue Bonds,
Series A,
5.000%, due 06/01/32[2]	1,635,000	1,645,591

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Ohio—2.0%
Ohio State Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds,
Series A,
5.000%, due 12/01/37	1,000,000	1,180,878
State of Ohio, Common Schools, Refunding, GO Bonds,
Series B,
5.000%, due 09/15/27	5,000,000	5,742,802
		6,923,680
Oregon—0.8%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds,
Series A,
5.000%, due 09/01/43[2]	2,500,000	2,869,339

Pennsylvania—5.3%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds,
Series C,
0.340%, due 12/01/37[1]	800,000	800,000
City of Philadelphia, Refunding, GO Bonds
5.000%, due 08/01/24	2,000,000	2,131,123
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
5.000%, due 06/01/22	3,000,000	3,017,589
Commonwealth of Pennsylvania, Refunding, GO Bonds
5.000%, due 09/15/26	1,225,000	1,376,430
5.000%, due 07/15/27	2,020,000	2,308,482
Series AGM-CR,
5.000%, due 08/15/22	3,135,000	3,181,043
Pennsylvania Turnpike Commission Revenue Bonds,
Series A-2,
5.000%, due 12/01/36	2,220,000	2,553,056
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds
5.000%, due 12/01/23	1,000,000	1,050,930
Subseries B,
5.000%, due 12/01/46	2,000,000	2,323,585
		18,742,238
South Carolina—0.6%
South Carolina Public Service Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/24	2,000,000	2,148,799

Texas—10.5%
Alamo Community College District, GO Bonds
5.000%, due 08/15/24	1,440,000	1,541,383

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Texas—(continued)
Austin Community College District, GO Bonds
5.000%, due 08/01/30[2]	1,000,000	1,094,346
Board of Regents of the University of Texas System, Refunding, Revenue Bonds,
Series A,
5.000%, due 08/15/38	2,000,000	2,355,876
Series B,
5.000%, due 08/15/29[2]	1,000,000	1,014,401
Coppell Independent School District, Refunding, GO Bonds,
Series D,
5.000%, due 08/15/22	1,125,000	1,141,189
Dallas and Fort Worth International Airport, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/29	2,500,000	2,928,855
Dallas Independent School District, GO Bonds,
Series A,
5.000%, due 02/15/25	1,000,000	1,085,988
Dallas Independent School District, Refunding, GO Bonds,
Series A,
5.000%, due 02/15/27	4,130,000	4,693,951
Garland Independent School District, Refunding, GO Bonds
5.000%, due 02/15/26	2,235,000	2,485,869
Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine, Refunding, Revenue Bonds
5.000%, due 11/15/37[2]	3,000,000	3,067,999
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds,
Series A-1,
0.340%, due 12/01/41[1]	1,100,000	1,100,000
Lamar Consolidated Independent School District, GO Bonds
5.000%, due 02/15/27	1,000,000	1,134,565
Lewisville Independent School District, Refunding, GO Bonds,
Series A,
5.000%, due 08/15/22	2,275,000	2,307,654
Lower Colorado River Authority, LCRA Transmission Services, Refunding, Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,167,451
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil, Revenue Bonds
0.300%, due 11/01/38[1]	6,200,000	6,200,000
North Texas Municipal Water District Water System Revenue, Refunding, Revenue Bonds,
Series A,
4.000%, due 09/01/30	2,130,000	2,394,493

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Texas—(concluded)
Texas Water Development Board, Revenue Bonds
5.000%, due 08/01/22	1,200,000	1,215,194
		36,929,214
Utah—0.4%
City of Murray, IHC Health Services Inc., Revenue Bonds,
Series C,
0.340%, due 05/15/37[1]	1,255,000	1,255,000

Virginia—1.7%
County of Fairfax VA, Refunding, GO Bonds,
Series A,
5.000%, due 10/01/29	5,000,000	5,986,810

Washington—7.0%
King County School District No 210 Federal Way, GO Bonds
5.000%, due 12/01/29	2,430,000	2,904,318
5.000%, due 12/01/30	3,135,000	3,794,763
King County School District No 405 Bellevue, GO Bonds,
Series A,
4.000%, due 06/01/22	2,235,000	2,245,919
King County School District No. 414 Lake Washington, Refunding, GO Bonds
4.000%, due 12/01/27	4,205,000	4,627,648
State of Washington, GO Bonds,
Series 2020A,
5.000%, due 08/01/43	3,070,000	3,557,643
Series A,
5.000%, due 08/01/43	5,000,000	5,963,362
Washington State Health Care Facilities Authority, Providence Health & Services, Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,459,599
		24,553,252
West Virginia—0.9%
State of West Virginia, GO Bonds,
Series A,
5.000%, due 06/01/39	2,580,000	3,092,025

Wisconsin—0.6%
State of Wisconsin, Refunding, Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,500,000	1,665,502

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)

Wisconsin—(concluded)
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health, Inc., Revenue Bonds,	600,000	600,000
Series A,
0.430%, due 02/15/501
		2,265,502
Total municipal bonds
(cost—$358,167,004)		346,198,319

	Number of shares
Short-term investments—0.3%

Investment companies—0.3%
State Street Institutional U.S. Government Money Market Fund, 0.250%[3] (cost—$915,649)	915,649	915,649
Total investments (cost—$359,082,653)—98.9%		347,113,968
Other assets in excess of liabilities—1.1%		3,800,709
Net assets—100.0%		$350,914,677

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	346,198,319	—	346,198,319
Short-term investments	—	915,649	—	915,649
Total	—	347,113,968	—	347,113,968

At March 31, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†       Amount represents less than 0.05% or (0.05)%.

SMA Relationship Trust–Series M

Portfolio of investments – March 31, 2022 (unaudited)

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[2]	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
[3]	Rates shown reflect yield at March 31, 2022.
Portfolio acronyms
AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
GO	General Obligation

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated December 31, 2021.